Schedule I—Condensed Financial Information of the Company (Details) - Schedule of Balance Sheets (Parentheticals) - Subsidiaries [Member] - ¥ / shares	Jun. 30, 2024	Jun. 30, 2023
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized	1,950,000,000	1,950,000,000
Ordinary shares, shares issued	90,472,014	376,581,138
Ordinary shares, shares outstanding	90,472,014	376,581,138
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001